                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 29, 2013
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                  (CLASS AA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class AA Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRSTMETLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATEACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                  Mortality and Expense Risk Premium*.... 1.25%
                  Administration Expense Charge..........  .15%
                                                          -----
                  Total Separate Account Annual Expenses. 1.40%

   * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class B), in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A), and in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class B).

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                Minimum Maximum
                                                ------- -------
                 Total Annual Investment
                 Portfolio Operating Expenses
                 (expenses that are deducted
                 from investment portfolio
                 assets, including management
                 fees, distribution and/or
                 service (12b-1) fees, and
                 other expenses)                 0.53%   1.32%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                     DISTRIBUTION            ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                                        AND/OR                 FUND    ANNUAL      AND/OR      ANNUAL
                                         MANAGEMENT SERVICE (12B-1)  OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                                            FEE          FEES       EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
-----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) -- SERIES II
Invesco V.I. International Growth Fund     0.71%         0.25%       0.30%       --     1.26%          --       1.26%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-- SERVICE CLASS 2
Equity-Income Portfolio                    0.46%         0.25%       0.10%       --     0.81%          --       0.81%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -- CLASS 2
Templeton Foreign Securities Fund          0.64%         0.25%       0.15%       --     1.04%          --       1.04%
MET INVESTORS SERIES TRUST -- CLASS B
Clarion Global Real Estate Portfolio       0.60%         0.25%       0.06%       --     0.91%          --       0.91%
ClearBridge Aggressive Growth Portfolio    0.61%         0.25%       0.03%       --     0.89%          --       0.89%
Invesco Comstock Portfolio                 0.57%         0.25%       0.03%       --     0.85%       0.02%       0.83%
Invesco Small Cap Growth Portfolio         0.85%         0.25%       0.02%       --     1.12%       0.01%       1.11%
Lord Abbett Bond Debenture Portfolio       0.51%         0.25%       0.03%       --     0.79%          --       0.79%
Lord Abbett Mid Cap Value Portfolio        0.65%         0.25%       0.04%    0.06%     1.00%       0.00%       1.00%

                                                              DISTRIBUTION            ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                                                 AND/OR                 FUND    ANNUAL      AND/OR      ANNUAL
                                                  MANAGEMENT SERVICE (12B-1)  OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                                                     FEE          FEES       EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
Met/Franklin Low Duration Total Return
 Portfolio                                          0.50%         0.25%       0.07%       --     0.82%       0.02%       0.80%
MFS(R) Emerging Markets Equity Portfolio            0.91%         0.25%       0.16%       --     1.32%       0.02%       1.30%
MFS(R) Research International Portfolio             0.68%         0.25%       0.07%       --     1.00%       0.05%       0.95%
Morgan Stanley Mid Cap Growth Portfolio             0.65%         0.25%       0.07%       --     0.97%       0.01%       0.96%
PIMCO Total Return Portfolio                        0.48%         0.25%       0.03%       --     0.76%          --       0.76%
Pioneer Fund Portfolio                              0.64%         0.25%       0.04%       --     0.93%       0.03%       0.90%
T. Rowe Price Large Cap Value Portfolio             0.57%         0.25%       0.02%       --     0.84%          --       0.84%
T. Rowe Price Mid Cap Growth Portfolio              0.75%         0.25%       0.03%       --     1.03%          --       1.03%
Third Avenue Small Cap Value Portfolio              0.74%         0.25%       0.03%       --     1.02%       0.01%       1.01%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock Portfolio --
 Class B                                            0.81%         0.25%       0.10%       --     1.16%       0.10%       1.06%
BlackRock Bond Income Portfolio -- Class B          0.32%         0.25%       0.04%       --     0.61%       0.00%       0.61%
BlackRock Capital Appreciation Portfolio --
 Class A                                            0.70%            --       0.03%       --     0.73%       0.01%       0.72%
BlackRock Money Market Portfolio -- Class B         0.33%         0.25%       0.02%       --     0.60%       0.01%       0.59%
Davis Venture Value Portfolio -- Class E            0.70%         0.15%       0.03%       --     0.88%       0.05%       0.83%
Jennison Growth Portfolio -- Class B                0.61%         0.25%       0.03%       --     0.89%       0.07%       0.82%
Loomis Sayles Small Cap Growth Portfolio --
 Class B                                            0.90%         0.25%       0.06%       --     1.21%       0.09%       1.12%
MetLife Stock Index Portfolio -- Class B            0.25%         0.25%       0.03%       --     0.53%       0.01%       0.52%
Neuberger Berman Genesis Portfolio -- Class B       0.82%         0.25%       0.04%       --     1.11%       0.01%       1.10%
T. Rowe Price Large Cap Growth Portfolio --
 Class B                                            0.60%         0.25%       0.04%       --     0.89%       0.01%       0.88%
T. Rowe Price Small Cap Growth Portfolio --
 Class B                                            0.49%         0.25%       0.06%       --     0.80%          --       0.80%
Western Asset Management Strategic Bond
 Opportunities Portfolio -- Class B                 0.60%         0.25%       0.05%       --     0.90%       0.04%       0.86%
PIMCO VARIABLE INSURANCE TRUST --
ADMINISTRATIVE CLASS
PIMCO High Yield Portfolio                          0.60%         0.15%          --       --     0.75%          --       0.75%
PIMCO Low Duration Portfolio                        0.50%         0.15%          --       --     0.65%          --       0.65%
PUTNAM VARIABLE TRUST -- CLASS IB
Putnam VT Multi-Cap Growth Fund                     0.57%         0.25%       0.15%       --     0.97%          --       0.97%
MET INVESTORS SERIES TRUST
American Funds(R) Balanced Allocation
 Portfolio -- Class C                               0.06%         0.55%       0.01%    0.38%     1.00%          --       1.00%
American Funds(R) Growth Allocation Portfolio
 -- Class C                                         0.07%         0.55%       0.01%    0.38%     1.01%          --       1.01%
American Funds(R) Moderate Allocation
 Portfolio -- Class C                               0.06%         0.55%       0.01%    0.37%     0.99%          --       0.99%
MetLife Aggressive Strategy Portfolio --
 Class B                                            0.09%         0.25%       0.01%    0.72%     1.07%          --       1.07%
MetLife Balanced Strategy Portfolio -- Class B      0.05%         0.25%       0.01%    0.65%     0.96%          --       0.96%
MetLife Defensive Strategy Portfolio -- Class B     0.06%         0.25%       0.01%    0.58%     0.90%          --       0.90%
MetLife Growth Strategy Portfolio -- Class B        0.06%         0.25%          --    0.69%     1.00%          --       1.00%
MetLife Moderate Strategy Portfolio -- Class B      0.06%         0.25%          --    0.60%     0.91%          --       0.91%
SSgA Growth and Income ETF Portfolio --
 Class B                                            0.31%         0.25%       0.01%    0.24%     0.81%          --       0.81%
SSgA Growth ETF Portfolio -- Class B                0.32%         0.25%       0.03%    0.25%     0.85%          --       0.85%

The information shown in the table above was provided by the investment portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the investment portfolio's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the investment portfolio, but that the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the investment portfolio's board of directors or trustees, are not shown.

Certain investment portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the investment portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments. You choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month. We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days' notice to us. We may also allow you to extend the annuity date (subject to restrictions that may apply in your state and our current established administrative procedures).

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

                  AIM VARIABLE INSURANCE FUNDS (INVESCO
                  VARIABLE INSURANCE FUNDS) -- SERIES II

                   Invesco V.I. International Growth Fund

                  FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
                  SERVICE CLASS 2

                   Equity-Income Portfolio

           FRANKLIN TEMPLETON VARIABLE INSURANCE
           PRODUCTS TRUST -- CLASS 2

            Templeton Foreign Securities Fund

           MET INVESTORS SERIES TRUST -- CLASS B

            Clarion Global Real Estate Portfolio
            ClearBridge Aggressive Growth Portfolio
              (formerly Legg Mason ClearBridge Aggressive
              Growth Portfolio)
            Invesco Comstock Portfolio
              (formerly Van Kampen Comstock Portfolio)
            Invesco Small Cap Growth Portfolio
            Lord Abbett Bond Debenture Portfolio
            Lord Abbett Mid Cap Value Portfolio
            Met/Franklin Low Duration Total Return Portfolio
            MFS(R) Emerging Markets Equity Portfolio
            MFS(R) Research International Portfolio
            Morgan Stanley Mid Cap Growth Portfolio
            PIMCO Total Return Portfolio
            Pioneer Fund Portfolio
            T. Rowe Price Large Cap Value Portfolio
            T. Rowe Price Mid Cap Growth Portfolio
            Third Avenue Small Cap Value Portfolio

           METROPOLITAN SERIES FUND

            Baillie Gifford International Stock Portfolio -- Class B
            BlackRock Bond Income Portfolio -- Class B
            BlackRock Capital Appreciation Portfolio
              (formerly BlackRock Legacy Large Cap Growth
              Portfolio) -- Class A
            BlackRock Money Market Portfolio -- Class B
            Davis Venture Value Portfolio -- Class E
            Jennison Growth Portfolio -- Class B
            Loomis Sayles Small Cap Growth Portfolio -- Class B
            MetLife Stock Index Portfolio -- Class B
            Neuberger Berman Genesis Portfolio -- Class B
            T. Rowe Price Large Cap Growth Portfolio -- Class B
            T. Rowe Price Small Cap Growth Portfolio -- Class B
            Western Asset Management Strategic Bond
              Opportunities Portfolio -- Class B

           PIMCO VARIABLE INSURANCE TRUST --
           ADMINISTRATIVE CLASS

            PIMCO High Yield Portfolio
            PIMCO Low Duration Portfolio

           PUTNAM VARIABLE TRUST -- CLASS IB

            Putnam VT Multi-Cap Growth Fund

          MET INVESTORS SERIES TRUST

           American Funds(R) Balanced Allocation Portfolio -- Class C
           American Funds(R) Growth Allocation Portfolio -- Class C
           American Funds(R) Moderate Allocation Portfolio -- Class C
           MetLife Aggressive Strategy Portfolio -- Class B
           MetLife Balanced Strategy Portfolio -- Class B
           MetLife Defensive Strategy Portfolio -- Class B
           MetLife Growth Strategy Portfolio -- Class B
           MetLife Moderate Strategy Portfolio -- Class B
           SSgA Growth and Income ETF Portfolio -- Class B
           SSgA Growth ETF Portfolio -- Class B

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price {"arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect owners and other persons who may have an interest in the contracts (e,g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (i.e., the Invesco V.l. International Growth Fund, Templeton Foreign Securities Fund, Clarion Global Real Estate Portfolio, Invesco Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, Baillie Gifford International Stock Portfolio, Loomis Sayles Small Cap Growth Portfolio, Neuberger Berman Genesis Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio and PIMCO High Yield Portfolio--the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield investment portfolios, in a 12-month period there were; (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any investment portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE INVESTMENT PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging or portfolio rebalancing program are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contract. We do not accommodate frequent transfers in any investment portfolio and there are no arrangements in place to permit any owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The investment portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific owners who violate the frequent transfer policies established by the Investment portfolio.

In addition, owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from Intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from owners engaged in frequent trading, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single owner). You should read the investment portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular underlying investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

OTHER INFORMATION

THE SEPARATE ACCOUNT
The investment adviser to certain of the investment portfolios offered with the contract or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, First MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call
(800) 343-8496 to make such changes.

DISTRIBUTOR

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their required representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of First MetLife Investors Insurance Company will be sent to you without charge.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Met Investors Series Trust (Class A):
T. Rowe Price Large Cap Value Portfolio and for contracts issued prior to
May 1, 2002, Lord Abbett Bond Debenture Portfolio (closed effective May 1,
2004) and for contracts issued prior to May 1, 2003, Lord Abbett Mid Cap Value Portfolio, MFS(R) Research International Portfolio (Class A) and T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2004); Third Avenue Small Cap Value Portfolio (Class A) (closed effective May 1, 2005); and (b) Metropolitan Series Fund: T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed effective April 30, 2007).

Effective as of May 1, 2002, the following investment portfolios of the Goldman Sachs Variable Insurance Trust were liquidated: the Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund.

Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): for contracts issued on or after May 1, 2002, the Invesco V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Service Shares):
The Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 2); the Franklin Small Cap Fund (closed effective May 1,
2004) was replaced with the T. Rowe Price Small

Cap Growth Fund (Class B) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust;
(i) MFS(R) Variable Insurance Trust (Service Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1,
2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class B), formerly Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund, Inc; (j) Putnam Variable Trust (Class IB): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust;
(k) DWS Variable Series I (formerly Scudder Variable Series I) (Class B): the DWS International Portfolio (formerly Scudder International Portfolio) (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class B) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class B) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Service Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust and the MFS(R) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust; (d) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS Research International Portfolio (Class B) of the Met Investors Series Trust; (e) DWS Variable Series II (formerly Scudder Variable Series II): the DWS Dreman Small Cap Value Portfolio (Class A) (formerly SVS Dreman Small Cap Value Portfolio) (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (e) Fidelity Variable Insurance Products: the High Income Portfolio (Service Class
2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; (f) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. Premier Equity Fund (Series I) (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

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Effective as of May 1, 2006, the following investment portfolio was replaced
(a) Fidelity Variable Insurance Products: the Growth Portfolio (Service Class
2) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class B) of the Met Investors Series Trust was merged into the Lazard Mid Cap Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2007, the following investment portfolios were replaced: the Invesco V.I. Capital Appreciation Fund (Series I) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; the Invesco V.I. Capital Appreciation Fund (Series II) (closed effective May 1, 2006) was replaced with the Met/AIM Capital Appreciation Portfolio (Class E) of the Met Investors Series Trust; and the DWS Small Cap Growth VIP (Class A) (closed effective May 1, 2002) was replaced with the
T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective April 28, 2008, the MFS Emerging Markets Equity Portfolio (Class B) of the Met Investors Series Trust replaced the Templeton Developing Markets Securities Fund (Class 2) of the Franklin Templeton Variable Insurance Products Trust.

Effective as of November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio of the Met Investors Series Trust merged into the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio, respectively.

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class
B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class B) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A and Class E) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective on or about July 17, 2009, the StocksPLUS(R) Growth and Income Portfolio of the PIMCO Variable Insurance Trust was liquidated.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

Effective as of September 27, 2010, the Putnam VT Vista Fund (Class IB) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class
IB) of the Putnam Variable Trust.

Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.

Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.

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APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESTMENT ADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

EQUITY-INCOME PORTFOLIO

INVESTMENT ADVISER: Fidelity Management & Research Company

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500(R) Index.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

INVESTMENT ADVISER: Templeton Investment Counsel, LLC

MET INVESTORS SERIES TRUST (CLASS B)

CLARION GLOBAL REAL ESTATE PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: CBRE Clarion Securities LLC

INVESTMENT OBJECTIVE: Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: ClearBridge Investments, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation.

INVESCO COMSTOCK PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks capital growth and income.

INVESCO SMALL CAP GROWTH PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT MID CAP VALUE PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation through investments, primarily in equity securities which are believed to be undervalued in the marketplace.

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

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SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks a high level of current income, while seeking preservation of shareholders' capital.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MORGAN STANLEY MID CAP GROWTH PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income and capital growth.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Baillie Gifford Overseas Limited

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

BLACKROCK BOND INCOME PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK CAPITAL APPRECIATION PORTFOLIO (CLASS A)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Davis Selected Advisers, L.P.


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INVESTMENT OBJECTIVE: Seeks growth of capital.

JENNISON GROWTH PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: Seeks to track the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Neuberger Berman Management LLC

INVESTMENT OBJECTIVE: Seeks high total return, consisting principally of capital appreciation.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and, secondarily, dividend income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO HIGH YIELD PORTFOLIO

INVESTMENT ADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO LOW DURATION PORTFOLIO

INVESTMENT ADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PUTNAM VARIABLE TRUST (CLASS IB)

PUTNAM VT MULTI-CAP GROWTH FUND

INVESTMENT ADVISER: Putnam Investment Management, LLC

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

MET INVESTORS SERIES TRUST

AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT ADVISER: MetLife Advisers, LLC

INVESTMENT OBJECTIVE: Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT ADVISER: MetLife Advisers, LLC

INVESTMENT OBJECTIVE: Seeks growth of capital.

AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT ADVISER: MetLife Advisers, LLC


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INVESTMENT OBJECTIVE: Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

INVESTMENT OBJECTIVE: Seeks growth of capital.

METLIFE BALANCED STRATEGY PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

INVESTMENT OBJECTIVE: Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE DEFENSIVE STRATEGY PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

INVESTMENT OBJECTIVE: Seeks to provide a high level of current income with growth of capital, a secondary objective.

METLIFE GROWTH STRATEGY PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

INVESTMENT OBJECTIVE: Seeks to provide growth of capital.

METLIFE MODERATE STRATEGY PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

INVESTMENT OBJECTIVE: Seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.

SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital.


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